9. Other accrued expenses and liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Other accrued expenses and other liabilities

Other accrued expenses and other liabilities consisted of the following:

	March 31,	December 31,
	2014	2013
	(Unaudited)
Payroll related	$599,706	$479,087
Estimated property damage liability that may not be covered by insurance	393,592	393,592
Professional fees	110,000	110,000
Board fees	751,660	657,934
Other	(25,839)	57,101
	$1,829,119	$1,697,714

	December 31,	December 31,
	2013	2012
Payroll related	$479,087	$329,191
Estimated damage liability that may not be covered by insurance	393,592	300,000
Estimated settlement with vendor in Europe	–	300,000
Professional fees	110,000	269,710
Accrued board fees	657,934	241,011
Consultant fees	–	133,777
Other	57,101	109,819
	$1,697,714	$1,683,508